Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares Outstanding (Q2) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	1,370,842	1,969,477	1,965,385	1,044,947
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	1,222,684	1,756,947	1,779,174	944,961
Warrants to purchase common stock or shares convertible into common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	99,986	99,986	99,986	99,986
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	48,172	112,544	86,225	0